Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity Information
Entity Registrant Name	PEDEVCO CORP
Entity Central Index Key	0001141197
Document Type	S-4
Document Period End Date	Jun. 30, 2020
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true